Pension obligations - Schedule of average life expectancy (Details) - age	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Average male life expectancy	22.45	22.61
Average female life expectancy	25.26	25.64